SHARE-BASED COMPENSATION	6 Months Ended
Jun. 30, 2020
Share-based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION
NOTE 6 -       SHARE-BASED COMPENSATION

1.	A summary of the Company's option activity related to options granted to employees, service providers and directors, and related information is as follows:

	For the six months ended June 30, 2020
			Weighted
		Weighted	average
		average	remaining
		exercise price	contractual
	Number	(in $)	life (in years)

Options outstanding at beginning of period	547,322	10.24	8.3
Options granted	10,584	1.51
Options forfeited	(33,052)	18.88

Options outstanding at end of period	524,854	9.52	8.04

Options exercisable at end of period	219,212	19.04	6.86

2.	A summary of the Company’s RSU activity is as follows:

For the six
months
ended June
30, 2020

Unvested at beginning of year	99,530
Granted	-
Vested	(13,187)
Forfeited	(754)
Unvested at end of year	85,589